Related Party Transactions (Details) - USD ($) $ in Thousands				1 Months Ended					12 Months Ended
	Mar. 14, 2016	Sep. 09, 2015	May 20, 2015	Sep. 26, 2016	Jun. 15, 2016	Sep. 24, 2014	Sep. 16, 2014	Feb. 18, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions (Textual)
Monthly management fee									$ 136
Foreign exchange rate description									The Company also pays, as per its services agreement with the Managers, a monthly fee of $136 up to May 31, 2017 and $50 commencing on June 1, 2017 (on the basis that the $/Euro exchange rate is 1.35 or lower; if on the last business day of each month the $/Euro exchange rate exceeds 1.35 then the service fee payable will be adjusted for the following month in question, so that the amount payable in dollars will be the equivalent in Euro based on 1.35 $/Euro exchange rate) as compensation for services related to accounting, financial reporting, implementation of Sarbanes-Oxley internal control over financial reporting procedures and general administrative and management services plus expenses. The Manager is entitled to a termination fee if the agreement is terminated upon a "change of control" as defined in its services agreement with the Manager. The termination fee as of December 31, 2016, would be approximately $59,959.
Ownership percentage		20.00%							50.00%
Net sale proceeds		$ 7,000
Loss on sale of vessel									$ (277)	$ (7,620)	$ (1,098)
Commission expenses
Common stock shares issued	10
Termination fees									59,959
Managers due
General and administrative expenses									3,049	4,252	4,104
M/V Free Jupiter [Member]
Related Party Transactions (Textual)
Gross sale price							$ 12,250
M/V Free Knight [Member]
Related Party Transactions (Textual)
Gross sale price								$ 3,600
M/V Free Impala [Member]
Related Party Transactions (Textual)
Gross sale price						$ 3,600
M/V Free Hero [Member]
Related Party Transactions (Textual)
Gross sale price			$ 5,500
Loss on sale of vessel			1,100							950
M/V Free Goddess [Member]
Related Party Transactions (Textual)
Gross sale price			5,500
Loss on sale of vessel			1,100							8,571
M/V Free Maverick [Member]
Related Party Transactions (Textual)
Gross sale price				$ 1,925
Loss on sale of vessel				277
M V Fiorello [Member]
Related Party Transactions (Textual)
Gross sale price					$ 1,490
Ship-Brokering Firm [Member]
Related Party Transactions (Textual)
Commission expenses											6
Manager [Member]
Related Party Transactions (Textual)
Monthly management fee									$ 19
Foreign exchange rate description									Each of the Company's subsidiaries pays, as per its management agreement with the Managers, a monthly management fee of $19 (on the basis that the $/Euro exchange rate is 1.30 or lower; if on the first business day of each month the $/Euro exchange rate exceeds 1.30 then the management fee payable will be increased for the month in question, so that the amount payable in $ will be the equivalent in Euro based on 1.30 $/Euro exchange rate) plus a fee of $400 per day (not expressed in thousands) for superintendent attendance and other direct expenses.
Other direct expenses									$ 400
Manager fee percentage on gross freight									1.25%
Manager commission percentage on gross purchase sale price									1.00%
Commission expenses									$ 35	35	36
Unpaid amount	$ 250
Managers due									2,107	713
Operating expenses									2,344	2,800	3,528
Management fees									702	1,070	1,605
Services fees									1,635	1,635	1,650
Other fees and expenses									7	7	8
Superintendent fees									0	88	265
General and administrative expenses									$ 139	$ 140	148
Manager [Member] | M/V Free Jupiter [Member]
Related Party Transactions (Textual)
Gross sale price							$ 12,250
Related party sale price											122
Related party transaction rate											5,325
Manager [Member] | M/V Free Knight [Member]
Related Party Transactions (Textual)
Gross sale price								$ 3,600
Related party sale price											36
Manager [Member] | M/V Free Impala [Member]
Related Party Transactions (Textual)
Gross sale price						$ 3,600
Related party sale price											36
Manager [Member] | M/V Free Goddess [Member]
Related Party Transactions (Textual)
Gross sale price			5,500
Related party transaction rate			$ 1,100
Manager [Member] | M/V Free Maverick [Member]
Related Party Transactions (Textual)
Gross sale price				$ 1,925
Related party sale price											$ 19